AB Bond Fund, Inc.

AB High Yield Portfolio

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 78.5%
Industrial – 70.2%
Basic – 3.9%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	28	$29,338
Arconic Corp. 6.125%, 02/15/2028(a)		11	11,762
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		150	147,573
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		19	20,871
CF Industries, Inc. 3.45%, 06/01/2023		64	66,108
4.95%, 06/01/2043		44	54,162
5.15%, 03/15/2034		23	28,512
5.375%, 03/15/2044		73	93,675
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	6,371
4.875%, 03/01/2031(a)		4	4,322
9.875%, 10/17/2025(a)		118	137,927
Commercial Metals Co. 4.875%, 05/15/2023		50	52,582
5.375%, 07/15/2027		45	47,475
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		29	30,209
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		5	4,250
FMG Resources August 206 Pty Ltd. 4.375%, 04/01/2031(a)		178	193,293
Freeport-McMoRan, Inc. 5.25%, 09/01/2029		104	114,946
5.40%, 11/14/2034		99	125,735
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		10	10,683
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		28	30,334
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		79	80,390
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		37	41,178
Ingevity Corp. 3.875%, 11/01/2028(a)		131	131,015
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		39	40,182
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		48	53,125
Kleopatra Finco SARL 4.25%, 03/01/2026(a)	EUR	100	117,774
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (g)	U.S.$	60	0

	Principal Amount (000)			U.S. $ Value

Mercer International, Inc. 5.125%, 02/01/2029	U.S.$	11		$11,216
NOVA Chemicals Corp. 5.25%, 06/01/2027(a)		54		58,225
Olin Corp. 5.625%, 08/01/2029		57		62,538
Peabody Energy Corp. 6.00%, 03/31/2022(a)		0	**	243
6.375%, 03/31/2025(a)		30		23,705
8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(a) (f)		42		34,302
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		46		45,770
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027(a)		147		146,825
Sealed Air Corp. 5.25%, 04/01/2023(a)		35		36,840
5.50%, 09/15/2025(a)		33		36,780
SPCM SA 4.875%, 09/15/2025(a)		58		59,654
TPC Group, Inc. 10.50%, 08/01/2024(a)		24		23,637
Valvoline, Inc. 4.25%, 02/15/2030(a)		133		138,152

				2,351,679

Capital Goods – 5.8%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	120		146,336
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)	U.S.$	200		200,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 08/15/2027(a)		200		203,850
Ball Corp. 2.875%, 08/15/2030		222		219,843
5.00%, 03/15/2022		50		50,723
Bombardier, Inc. 6.00%, 10/15/2022(a)		50		50,076
7.50%, 12/01/2024-03/15/2025(a)		151		155,614
7.875%, 04/15/2027(a)		10		10,360
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		73		76,668
5.125%, 07/15/2029(a)		11		12,023
Colfax Corp. 6.375%, 02/15/2026(a)		9		9,506

	Principal Amount (000)		U.S. $ Value

Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026	U.S.$	20	$24,548
Energizer Holdings, Inc. 4.375%, 03/31/2029(a)		74	74,346
EnerSys 4.375%, 12/15/2027(a)		80	83,600
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		162	168,234
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		140	140,466
4.00%, 08/01/2028(a)		120	118,659
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		18	20,082
Griffon Corp. 5.75%, 03/01/2028		3	3,160
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		6	6,114
Madison IAQ LLC 5.875%, 06/30/2029(a)		81	81,918
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		81	83,840
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025(a)		97	98,979
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	124,507
SPX FLOW, Inc. 5.875%, 08/15/2026(a)	U.S.$	68	70,170
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)		20	21,490
Tervita Corp. 11.00%, 12/01/2025(a)		139	159,475
TransDigm, Inc. 4.625%, 01/15/2029(a)		16	15,988
4.875%, 05/01/2029(a)		84	84,466
6.25%, 03/15/2026(a)		362	380,061
6.375%, 06/15/2026		27	27,922
8.00%, 12/15/2025(a)		61	65,595
Triumph Group, Inc. 6.25%, 09/15/2024(a)		23	23,243
7.75%, 08/15/2025		23	23,288
8.875%, 06/01/2024(a)		167	185,788
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	120,035
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)	U.S.$	91	98,044
7.25%, 06/15/2028(a)		107	119,207

			3,558,474

Communications - Media – 10.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		125	129,804

	Principal Amount (000)		U.S. $ Value

Altice Financing SA 5.00%, 01/15/2028(a)	U.S.$	378	$371,650
AMC Networks, Inc. 4.25%, 02/15/2029		133	132,966
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		8	8,275
Cable One, Inc. 4.00%, 11/15/2030(a)		102	102,944
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		50	51,562
4.50%, 08/15/2030-06/01/2033(a)		288	302,025
4.75%, 03/01/2030(a)		40	42,427
5.00%, 02/01/2028(a)		193	202,376
5.75%, 02/15/2026(a)		296	306,035
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		197	202,383
CSC Holdings LLC 3.375%, 02/15/2031(a)		208	197,595
4.625%, 12/01/2030(a)		316	311,082
7.50%, 04/01/2028(a)		200	218,286
DISH DBS Corp. 5.125%, 06/01/2029(a)		96	95,166
5.875%, 07/15/2022-11/15/2024		201	211,812
7.75%, 07/01/2026		101	115,355
DISH Network Corp. 3.375%, 08/15/2026(h)		27	27,730
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		37	38,578
6.375%, 05/01/2026		5	5,392
8.375%, 05/01/2027		40	42,869
Lamar Media Corp. 4.875%, 01/15/2029		8	8,490
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		200	213,704
Liberty Interactive LLC 8.25%, 02/01/2030		174	198,391
Mav Acquisition Corp. 5.75%, 08/01/2028(a)		91	90,670
8.00%, 08/01/2029(a)		60	58,725
Meredith Corp. 6.875%, 02/01/2026		149	154,960
National CineMedia LLC 5.75%, 08/15/2026		21	17,211
5.875%, 04/15/2028(a)		60	56,531
Netflix, Inc. 3.625%, 05/15/2027	EUR	124	170,685
4.375%, 11/15/2026	U.S.$	25	28,379
4.625%, 05/15/2029	EUR	113	170,224
4.875%, 04/15/2028	U.S.$	100	116,892

	Principal Amount (000)		U.S. $ Value

Scripps Escrow II, Inc. 3.875%, 01/15/2029(a)	U.S.$	121	$121,024
5.375%, 01/15/2031(a)		18	17,996
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		44	42,680
5.125%, 02/15/2027(a)		9	8,982
5.50%, 03/01/2030(a)		153	153,412
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		33	33,000
4.00%, 07/15/2028(a)		135	139,189
4.125%, 07/01/2030(a)		111	114,575
4.625%, 07/15/2024(a)		116	119,053
5.375%, 07/15/2026(a)		35	36,139
5.50%, 07/01/2029(a)		82	89,868
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	100	124,128
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	177	184,942
Univision Communications, Inc. 4.50%, 05/01/2029(a)		19	19,053
6.625%, 06/01/2027(a)		203	218,422
9.50%, 05/01/2025(a)		10	10,955
Urban One, Inc. 7.375%, 02/01/2028(a)		114	122,342
Virgin Media Secured Finance PLC 5.50%, 05/15/2029(a)		200	213,561
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		200	206,049
Ziggo BV 5.50%, 01/15/2027(a)		150	155,307

			6,531,851

Communications - Telecommunications – 5.7%
Altice France SA/France 5.125%, 07/15/2029(a)		402	406,084
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		200	210,250
Embarq Corp. 7.995%, 06/01/2036		185	207,242
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		43	46,111
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		125	140,457
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(d) (i)		158	87,014
8.50%, 10/15/2024(a) (d) (i)		47	26,933
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)		66	64,667
4.25%, 07/01/2028(a)		134	136,558
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		238	233,568

	Principal Amount (000)		U.S. $ Value

Lumen Technologies, Inc. Series G 6.875%, 01/15/2028	U.S.$	65	$73,896
Sprint Capital Corp. 8.75%, 03/15/2032		321	494,866
Sprint Communications, Inc. 6.00%, 11/15/2022		38	40,212
Sprint Corp. 7.875%, 09/15/2023		73	82,618
Switch Ltd. 4.125%, 06/15/2029(a)		87	89,586
T-Mobile USA, Inc. 2.625%, 02/15/2029		80	80,006
2.875%, 02/15/2031		155	155,816
3.375%, 04/15/2029		47	48,951
3.50%, 04/15/2031		126	132,472
4.50%, 02/01/2026		103	105,461
4.75%, 02/01/2028		126	134,420
Telecom Italia Capital SA 6.375%, 11/15/2033		90	106,566
Telesat Canada/Telesat LLC 6.50%, 10/15/2027(a)		30	25,408
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)		200	203,744
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		161	163,767
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 01/15/2027(a)		1	900

			3,497,573

Consumer Cyclical - Automotive – 3.6%
Adient US LLC 9.00%, 04/15/2025(a)		26	28,430
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		72	71,975
5.875%, 06/01/2029(a)		30	32,889
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		25	25,844
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		103	109,020
Dana, Inc. 4.25%, 09/01/2030		20	20,765
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		26	28,131
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (c) (d) (g)		32	0
(First Lien) 11.00%, 10/31/2024(b) (c) (d) (g)		13	0
Ford Motor Co. 8.50%, 04/21/2023		128	142,182
9.00%, 04/22/2025		36	44,302
Ford Motor Credit Co. LLC 3.096%, 05/04/2023		221	225,938
3.219%, 01/09/2022		221	222,848
4.00%, 11/13/2030		200	211,528

	Principal Amount (000)		U.S. $ Value

Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(a)	U.S.$	135	$142,281
5.25%, 07/15/2031(a)		36	38,120
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)	EUR	100	128,342
6.875%, 11/15/2026(a)		100	135,692
Mclaren Finance PLC 7.50%, 08/01/2026(a)	U.S.$	200	203,129
Meritor, Inc. 4.50%, 12/15/2028(a)		21	21,488
6.25%, 06/01/2025(a)		8	8,473
PM General Purchaser LLC 9.50%, 10/01/2028(a)		90	94,488
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		12	12,401
Tenneco, Inc. 5.00%, 07/15/2026		70	68,997
5.125%, 04/15/2029(a)		76	78,422
7.875%, 01/15/2029(a)		35	39,557
Titan International, Inc. 7.00%, 04/30/2028(a)		60	62,507

			2,197,749

Consumer Cyclical - Entertainment – 4.4%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		26	26,937
Carnival Corp. 5.75%, 03/01/2027(a)		159	161,584
9.875%, 08/01/2027(a)		28	32,059
10.50%, 02/01/2026(a)		260	297,050
11.50%, 04/01/2023(a)		127	143,157
Cedar Fair LP 5.25%, 07/15/2029		15	15,263
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 06/01/2024		70	70,590
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		64	65,329
5.50%, 05/01/2025(a)		192	199,388
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		51	47,947
Mattel, Inc. 3.375%, 04/01/2026(a)		78	81,115
3.75%, 04/01/2029(a)		98	103,285
5.875%, 12/15/2027(a)		100	109,295
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		79	75,176
5.875%, 03/15/2026(a)		24	24,177
10.25%, 02/01/2026(a)		53	60,826

	Principal Amount (000)		U.S. $ Value

Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028(a)	U.S.$	173	$175,811
10.875%, 06/01/2023(a)		138	157,208
11.50%, 06/01/2025(a)		122	139,080
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		33	35,494
9.50%, 08/01/2025(a)		38	41,060
Six Flags Entertainment Corp. 4.875%, 07/31/2024(a)		117	117,925
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		125	133,441
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		167	177,441
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		16	15,199
7.00%, 02/15/2029(a)		29	29,294
13.00%, 05/15/2025(a)		48	55,680
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	28,992
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		69	68,479

			2,688,282

Consumer Cyclical - Other – 4.0%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		58	60,791
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 08/01/2025(a)		20	20,675
Beazer Homes USA, Inc. 6.75%, 03/15/2025		28	29,201
Boyd Gaming Corp. 8.625%, 06/01/2025(a)		20	21,870
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		67	67,157
6.25%, 09/15/2027(a)		151	159,695
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		138	145,590
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		148	153,806
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		26	26,829
Empire Communities Corp. 7.00%, 12/15/2025(a)		61	64,465
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		21	21,479
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		91	95,395
Forestar Group, Inc. 3.85%, 05/15/2026(a)		41	41,567

	Principal Amount (000)			U.S. $ Value

Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)	U.S.$	100		$99,768
4.875%, 01/15/2030		17		18,216
5.375%, 05/01/2025(a)		40		41,885
5.75%, 05/01/2028(a)		11		11,852
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		37		36,380
5.00%, 06/01/2029(a)		52		52,509
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024		28		29,233
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		40		41,920
KB Home 7.00%, 12/15/2021		0	**	147
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		41		42,489
Mattamy Group Corp. 4.625%, 03/01/2030(a)		58		59,933
MGM Resorts International 6.00%, 03/15/2023		33		34,858
7.75%, 03/15/2022		16		16,600
Scientific Games International, Inc. 7.00%, 05/15/2028(a)		9		9,712
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029(a)		20		20,568
Standard Industries, Inc./NJ 3.375%, 01/15/2031(a)		250		241,661
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		16		15,911
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		54		61,225
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(a)		17		18,890
5.875%, 04/15/2023(a)		8		8,460
Travel + Leisure Co. 4.625%, 03/01/2030(a)		12		12,402
6.625%, 07/31/2026(a)		233		260,004
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		4		4,201
5.50%, 03/01/2025(a)		236		250,169
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		86		89,426
7.75%, 04/15/2025(a)		48		51,123

				2,438,062

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.9%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)	U.S.$	146	$145,345
4.00%, 10/15/2030(a)		173	172,571
5.75%, 04/15/2025(a)		66	69,703
IRB Holding Corp. 6.75%, 02/15/2026(a)		12	12,392
7.00%, 06/15/2025(a)		5	5,348
Yum! Brands, Inc. 4.625%, 01/31/2032		140	150,564

			555,923

Consumer Cyclical - Retailers – 3.3%
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (f)		8	8,047
Dufry One BV 2.50%, 10/15/2024(a)	EUR	103	120,975
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)	U.S.$	29	28,674
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		13	13,341
Hanesbrands, Inc. 4.625%, 05/15/2024(a)		191	202,264
5.375%, 05/15/2025(a)		25	26,222
L Brands, Inc. 5.25%, 02/01/2028		20	22,509
6.625%, 10/01/2030(a)		146	168,399
6.75%, 07/01/2036		48	61,129
6.875%, 11/01/2035		128	164,667
7.50%, 06/15/2029		17	19,770
LBM Acquisition LLC 6.25%, 01/15/2029(a)		14	14,031
Levi Strauss & Co. 3.50%, 03/01/2031(a)		38	39,024
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		62	64,160
7.875%, 05/01/2029(a)		58	60,160
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		125	124,883
5.625%, 05/01/2027		2	2,461
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		27	28,818
Party City Holdings, Inc. 8.75%, 02/15/2026(a)		20	21,188
Rite Aid Corp. 7.50%, 07/01/2025(a)		22	22,082
8.00%, 11/15/2026(a)		263	264,011
Sonic Automotive, Inc. 6.125%, 03/15/2027		20	20,424

	Principal Amount (000)		U.S. $ Value

Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)	U.S.$	130	$136,799
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		19	19,446
Staples, Inc. 7.50%, 04/15/2026(a)		112	113,719
10.75%, 04/15/2027(a)		61	59,198
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		33	36,154
White Cap Buyer LLC 6.875%, 10/15/2028(a)		19	20,288
William Carter Co. (The) 5.50%, 05/15/2025(a)		25	26,321
5.625%, 03/15/2027(a)		119	124,504

			2,033,668

Consumer Non-Cyclical – 8.4%
AdaptHealth LLC 4.625%, 08/01/2029(a)		121	120,513
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		53	53,604
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		326	329,204
4.875%, 02/15/2030(a)		100	108,205
5.75%, 03/15/2025		11	11,228
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		189	204,573
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		196	202,187
5.75%, 08/15/2027(a)		85	89,451
6.125%, 04/15/2025(a)		44	44,955
9.00%, 12/15/2025(a)		103	109,964
Catalent Pharma Solutions, Inc. 3.125%, 02/15/2029(a)		50	49,014
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		78	83,088
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		42	43,056
4.00%, 03/15/2031(a)		151	159,141
Chobani LLC/Chobani Finance Corp., Inc. 4.625%, 11/15/2028(a)		24	25,099
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		20	20,305
5.625%, 03/15/2027(a)		17	18,005
6.00%, 01/15/2029(a)		14	14,897
6.625%, 02/15/2025(a)		52	54,555
6.875%, 04/01/2028-04/15/2029(a)		470	486,046

	Principal Amount (000)		U.S. $ Value

DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	155	$150,738
4.625%, 06/01/2030(a)		132	136,385
Elanco Animal Health, Inc. 5.90%, 08/28/2028		120	143,314
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		73	72,538
Encompass Health Corp. 5.75%, 09/15/2025		30	30,765
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 9.50%, 07/31/2027(a)		17	17,054
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.125%, 04/01/2029(a)		48	47,702
HCRX Investments Holdco LP 4.50%, 08/01/2029(a)		25	25,514
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	100	119,529
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	143	140,191
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028(a)		80	88,949
Legacy LifePoint Health LLC 6.75%, 04/15/2025(a)		20	21,130
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		217	216,088
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (d) (i)		10	6,931
ModivCare, Inc. 5.875%, 11/15/2025(a)		24	25,600
Newell Brands, Inc. 4.35%, 04/01/2023		25	26,159
4.70%, 04/01/2026		94	104,726
4.875%, 06/01/2025		12	13,312
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		40	40,837
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		67	64,893
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		75	76,291
Post Holdings, Inc. 4.50%, 09/15/2031(a)		40	40,466
4.625%, 04/15/2030(a)		58	59,095
5.50%, 12/15/2029(a)		100	107,125
5.625%, 01/15/2028(a)		54	56,970
5.75%, 03/01/2027(a)		90	93,781
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		82	82,149
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		6	6,514

	Principal Amount (000)		U.S. $ Value

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)	U.S.$	24	$25,522
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		20	20,629
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		77	77,039
5.75%, 07/15/2025		3	3,081
Tenet Healthcare Corp. 6.125%, 10/01/2028(a)		17	18,103
6.25%, 02/01/2027(a)		58	60,441
7.50%, 04/01/2025(a)		158	169,897
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		73	73,083
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		23	23,917
US Foods, Inc. 4.75%, 02/15/2029(a)		116	118,282
6.25%, 04/15/2025(a)		107	112,870
US Renal Care, Inc. 10.625%, 07/15/2027(a)		104	112,766
Vizient, Inc. 6.25%, 05/15/2027(a)		10	10,509
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		17	17,782

			5,085,757

Energy – 9.2%
Antero Resources Corp. 5.00%, 03/01/2025		30	30,522
7.625%, 02/01/2029(a)		6	6,572
Apache Corp. 4.375%, 10/15/2028		93	98,467
4.625%, 11/15/2025		8	8,603
4.875%, 11/15/2027		14	15,068
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		127	125,175
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		14	14,524
7.625%, 12/15/2025(a)		201	216,543
Bonanza Creek Energy, Inc. 7.50%, 04/30/2026		6	5,636
Callon Petroleum Co. 8.00%, 08/01/2028(a)		53	49,835
8.25%, 07/15/2025		8	7,693
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		72	71,811
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	16,319
7.00%, 06/15/2025(a)		50	51,291
CNX Resources Corp. 6.00%, 01/15/2029(a)		29	30,699

	Principal Amount (000)		U.S. $ Value

Comstock Resources, Inc. 6.75%, 03/01/2029(a)	U.S.$	105	$109,702
7.50%, 05/15/2025(a)		36	37,266
DCP Midstream Operating LP 4.95%, 04/01/2022		35	35,502
5.60%, 04/01/2044		53	60,883
Diamond Foreign Asset Co./Diamond Finance LLC 13.00% (9.00% Cash or 13.00% PIK), 04/22/2027(a) (b) (f)		4	4,352
13.00% (9.00% Cash or 13.00% PIK), 04/22/2027(b) (f)		4	3,772
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		93	93,021
EnLink Midstream LLC 5.625%, 01/15/2028(a)		60	63,551
EnLink Midstream Partners LP 4.15%, 06/01/2025		119	123,150
4.40%, 04/01/2024		47	49,286
4.85%, 07/15/2026		107	111,783
5.60%, 04/01/2044		14	13,654
Series C 6.00%, 12/15/2022(j)		102	78,764
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		57	57,936
4.75%, 01/15/2031(a)		106	108,282
5.50%, 07/15/2028		53	57,431
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		45	44,598
6.25%, 05/15/2026		21	20,724
6.50%, 10/01/2025		35	34,874
7.75%, 02/01/2028		62	62,650
8.00%, 01/15/2027		141	145,370
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		96	100,815
7.00%, 08/01/2027		26	27,329
Gulfport Energy Corp. 6.00%, 10/15/2024(d)		128	4,480
6.375%, 05/15/2025-01/15/2026(d)		54	1,890
6.625%, 05/01/2023(d)		4	140
Gulfport Energy Operating Corp. 8.00%, 05/17/2026(a)		55	59,072
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025-02/01/2029(a)		12	12,711
6.00%, 02/01/2031(a)		213	222,169
Independence Energy Finance LLC 7.25%, 05/01/2026(a)		95	99,010
Indigo Natural Resources LLC 5.375%, 02/01/2029(a)		55	57,325
ITT Holdings LLC 6.50%, 08/01/2029(a)		168	167,588
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/2027(a)		48	46,071

	Principal Amount (000)		U.S. $ Value

Murphy Oil Corp. 6.375%, 07/15/2028-12/01/2042	U.S.$	111	$116,108
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		36	33,707
7.50%, 01/15/2028(a)		37	33,655
Nabors Industries, Inc. 5.75%, 02/01/2025		30	25,494
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		126	128,572
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		86	88,645
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		94	90,363
Occidental Petroleum Corp. 3.40%, 04/15/2026		8	8,084
3.50%, 06/15/2025		23	23,422
5.50%, 12/01/2025		28	30,805
5.55%, 03/15/2026		272	297,708
6.125%, 01/01/2031		93	109,959
6.20%, 03/15/2040		69	79,956
8.50%, 07/15/2027		42	52,449
8.875%, 07/15/2030		42	56,651
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		9	4,699
9.25%, 05/15/2025(a)		100	92,314
PDC Energy, Inc. 5.75%, 05/15/2026		69	71,282
Range Resources Corp. 5.00%, 03/15/2023		24	24,830
8.25%, 01/15/2029(a)		55	60,915
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		41	42,748
SM Energy Co. 5.625%, 06/01/2025		34	33,391
6.50%, 07/15/2028		19	18,931
Southwestern Energy Co. 6.45%, 01/23/2025		43	47,040
8.375%, 09/15/2028		22	24,539
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		34	34,993
5.875%, 03/15/2028		16	16,831
Talos Production, Inc. 12.00%, 01/15/2026		74	77,031
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)		175	180,897
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		84	79,980
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		28	28,236
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		50	48,410

	Principal Amount (000)			U.S. $ Value

Transocean, Inc. 6.80%, 03/15/2038	U.S.$	0	**	$91
7.50%, 01/15/2026(a)		18		13,921
8.00%, 02/01/2027(a)		89		65,735
11.50%, 01/30/2027(a)		32		31,840
Vantage Drilling International 7.50%, 11/01/2019(b) (c) (d) (e)		46		0
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		101		104,535
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		57		54,772
Weatherford International Ltd. 11.00%, 12/01/2024(a)		10		10,349
Western Midstream Operating LP 3.95%, 06/01/2025		33		34,157
4.00%, 07/01/2022		11		11,118
4.35%, 02/01/2025		72		75,532
4.65%, 07/01/2026		41		43,932
4.75%, 08/15/2028		12		13,054
5.30%, 02/01/2030		49		55,024
5.45%, 04/01/2044		26		29,185
6.50%, 02/01/2050		84		98,826

				5,568,625

Other Industrial – 0.8%
Avient Corp. 5.75%, 05/15/2025(a)		103		108,408
Belden, Inc. 3.875%, 03/15/2028(a)	EUR	100		123,591
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)	U.S.$	33		32,749
IAA, Inc. 5.50%, 06/15/2027(a)		62		65,173
Interface, Inc. 5.50%, 12/01/2028(a)		53		55,597
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		104		106,386
Univar Solutions USA, Inc./Washington 5.125%, 12/01/2027(a)		17		17,807

				509,711

Services – 4.6%
ADT Security Corp. (The) 4.875%, 07/15/2032(a)		139		144,259
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		77		81,613
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		200		200,500
ANGI Group LLC 3.875%, 08/15/2028(a)		96		95,642
Aptim Corp. 7.75%, 06/15/2025(a)		85		73,298

	Principal Amount (000)		U.S. $ Value

APX Group, Inc. 5.75%, 07/15/2029(a)	U.S.$	199	$199,751
Aramark Services, Inc. 6.375%, 05/01/2025(a)		95	100,162
Cars.com, Inc. 6.375%, 11/01/2028(a)		115	122,389
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	102	119,906
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	115	115,356
9.50%, 11/01/2027(a)		28	30,628
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		134	136,359
Monitronics International, Inc. Zero Coupon, 04/01/2020(b) (c) (d) (e)		14	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		312	302,936
Nielsen Finance LLC/Nielsen Finance Co. 5.875%, 10/01/2030(a)		95	104,069
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		58	56,397
5.25%, 04/15/2024(a)		55	58,782
5.75%, 04/15/2026(a)		130	142,666
6.25%, 01/15/2028(a)		102	106,625
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		12	12,337
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)		65	76,056
Service Corp. International/US 3.375%, 08/15/2030		94	93,725
Square, Inc. 2.75%, 06/01/2026(a)		79	80,751
3.50%, 06/01/2031(a)		108	112,023
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		61	65,270
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		137	144,725

			2,776,225

Technology – 3.4%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		28	28,977
Ascend Learning LLC 6.875%, 08/01/2025(a)		19	19,366
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		37	37,908
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		38	39,973
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		25	26,665

	Principal Amount (000)		U.S. $ Value

Clarivate Science Holdings Corp. 4.875%, 06/30/2029(a)	U.S.$	31	$31,331
CommScope, Inc. 6.00%, 03/01/2026(a)		56	58,672
8.25%, 03/01/2027(a)		29	30,689
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		18	18,414
Elastic NV 4.125%, 07/15/2029(a)		61	61,230
Imola Merger Corp. 4.75%, 05/15/2029(a)		40	41,303
LogMeIn, Inc. 5.50%, 09/01/2027(a)		24	24,979
Microchip Technology, Inc. 4.25%, 09/01/2025		200	210,254
NCR Corp. 5.00%, 10/01/2028(a)		86	88,643
5.125%, 04/15/2029(a)		101	105,174
5.75%, 09/01/2027(a)		24	25,347
6.125%, 09/01/2029(a)		56	61,081
8.125%, 04/15/2025(a)		30	32,598
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		40	42,522
Playtika Holding Corp. 4.25%, 03/15/2029(a)		83	82,816
Presidio Holdings, Inc. 8.25%, 02/01/2028(a)		5	5,433
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		226	217,873
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	15,752
Seagate HDD Cayman 4.091%, 06/01/2029(a)		156	163,849
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		217	218,628
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		40	40,245
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		305	316,450
Xerox Corp. 4.375%, 03/15/2023		18	18,811

			2,064,983

Transportation - Airlines – 0.6%
Air Canada 3.875%, 08/15/2026(a)		25	25,068
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		60	62,776
5.75%, 04/20/2029(a)		52	56,225
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		64	66,819

	Principal Amount (000)		U.S. $ Value

Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)	U.S.$	73	$82,422
United Airlines, Inc. 4.625%, 04/15/2029(a)		59	60,711

			354,021

Transportation - Services – 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a)		26	27,066
5.75%, 07/15/2027(a)		22	23,041
Herc Holdings, Inc. 5.50%, 07/15/2027(a)		34	35,668
Modulaire Global Finance PLC 6.50%, 02/15/2023(a)	EUR	100	121,190
United Rentals North America, Inc. 3.875%, 02/15/2031	U.S.$	205	211,008
5.50%, 05/15/2027		25	26,300
5.875%, 09/15/2026		28	28,941
XPO Logistics, Inc. 6.25%, 05/01/2025(a)		25	26,542
6.75%, 08/15/2024(a)		28	29,043

			528,799

			42,741,382

Financial Institutions – 6.8%
Banking – 0.7%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		103	105,973
7.00%, 01/15/2026(a)		22	23,705
Ally Financial, Inc. Series B 4.70%, 05/15/2026(j)		164	172,253
Series C 4.70%, 05/15/2028(j)		28	29,148
Discover Financial Services Series D 6.125%, 06/23/2025(j)		93	104,634
Societe Generale SA 8.00%, 09/29/2025(a) (j)		3	3,540

			439,253

Brokerage – 0.2%
Lehman Brothers Holdings, Inc. 5.625%, 01/24/2013(d) (e)		423	2,879
LPL Holdings, Inc. 4.00%, 03/15/2029(a)		60	60,888
NFP Corp. 6.875%, 08/15/2028(a)		35	36,406

			100,173

	Principal Amount (000)		U.S. $ Value

Finance – 2.1%
Air Lease Corp. Series B 4.65%, 06/15/2026(j)	U.S.$	50	$52,252
Aircastle Ltd. 5.25%, 06/15/2026(a) (j)		29	29,155
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		32	30,533
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		36	37,374
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		113	114,943
8.25%, 09/01/2025(a)		119	124,389
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		144	149,541
goeasy Ltd. 4.375%, 05/01/2026(a)		53	54,602
5.375%, 12/01/2024(a)		7	7,257
HighTower Holding, LLC 6.75%, 04/15/2029(a)		130	132,394
Navient Corp. 5.50%, 01/25/2023		87	91,383
5.625%, 08/01/2033		31	30,103
6.125%, 03/25/2024		115	124,736
6.50%, 06/15/2022		84	87,631
7.25%, 09/25/2023		59	64,987
OneMain Finance Corp. 8.875%, 06/01/2025		37	40,713
SLM Corp. 4.20%, 10/29/2025		102	110,195
5.125%, 04/05/2022		21	21,002

			1,303,190

Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)		115	115,015
10.125%, 08/01/2026(a)		40	44,948
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		135	141,100
AmWINS Group, Inc. 4.875%, 06/30/2029(a)		39	39,768
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		118	117,350
USI, Inc./NY 6.875%, 05/01/2025(a)		7	7,130

			465,311

Other Finance – 0.2%
Intrum AB 3.50%, 07/15/2026(a)	EUR	100	120,488

	Principal Amount (000)			U.S. $ Value

REITs – 2.8%
ADLER Group SA 2.75%, 11/13/2026(a)	EUR	100		$117,576
Aedas Homes Opco Sl 4.00%, 08/15/2026		111		134,765
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)	U.S.$	158		164,343
Diversified Healthcare Trust 4.75%, 02/15/2028		189		191,044
9.75%, 06/15/2025		90		99,341
Hospitality Properties Trust 4.50%, 06/15/2023		25		25,577
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		130		132,905
4.875%, 09/15/2029(a)		69		72,240
5.25%, 07/15/2030(a)		25		26,668
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		93		100,816
5.75%, 02/01/2027		59		65,988
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)		67		68,735
Realogy Group LLC/Realogy Co-Issuer Corp. 4.875%, 06/01/2023(a)		27		28,080
9.375%, 04/01/2027(a)		167		184,785
Service Properties Trust 7.50%, 09/15/2025		247		278,486

				1,691,349

				4,119,764

Utility – 1.5%
Electric – 1.4%
Calpine Corp. 3.75%, 03/01/2031(a)		197		189,629
4.50%, 02/15/2028(a)		141		145,301
5.125%, 03/15/2028(a)		133		134,845
Talen Energy Supply LLC 4.60%, 12/15/2021		0	**	211
6.50%, 06/01/2025		101		59,577
7.25%, 05/15/2027(a)		44		40,132
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		148		151,816
5.00%, 07/31/2027(a)		31		32,032
5.50%, 09/01/2026(a)		78		80,362

				833,905

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)	U.S.$	77	$80,730

			914,635

Total Corporates - Non-Investment Grade (cost $46,163,197)			47,775,781

CORPORATES - INVESTMENT GRADE – 7.9%
Industrial – 4.2%
Basic – 0.5%
ArcelorMittal SA 4.25%, 07/16/2029		25	28,187
7.25%, 10/15/2039		71	103,767
Arconic Corp. 6.00%, 05/15/2025(a)		20	21,136
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		5	6,345
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	120	145,044

			304,479

Capital Goods – 0.1%
General Electric Co. Series D 3.449% (LIBOR 3 Month + 4.40%), 09/15/2021(j) (k)	U.S.$	40	39,234
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4	4,735

			43,969

Communications - Telecommunications – 0.3%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		21	23,505
Qwest Corp. 6.75%, 12/01/2021		78	79,884
7.25%, 09/15/2025		55	64,988

			168,377

Consumer Cyclical - Automotive – 0.4%
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		200	222,226

Consumer Cyclical - Other – 0.4%
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		16	18,472
MDC Holdings, Inc. 6.00%, 01/15/2043		87	114,701
PulteGroup, Inc. 6.00%, 02/15/2035		26	35,109
Toll Brothers Finance Corp. 4.875%, 03/15/2027		93	105,677

			273,959

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.6%
HCA, Inc. 5.375%, 09/01/2026	U.S.$	33	$38,349
5.625%, 09/01/2028		35	42,082
5.875%, 02/15/2026		54	62,927
Kraft Heinz Foods Co. 4.25%, 03/01/2031		84	96,779
4.375%, 06/01/2046		93	106,968

			347,105

Energy – 0.7%
Cenovus Energy, Inc. 4.25%, 04/15/2027		15	16,797
5.40%, 06/15/2047		2	2,499
6.75%, 11/15/2039		1	1,984
Continental Resources, Inc./OK 4.90%, 06/01/2044		16	18,477
5.75%, 01/15/2031(a)		28	33,761
Enable Midstream Partners LP 4.40%, 03/15/2027		105	117,342
4.95%, 05/15/2028		20	23,097
Hess Corp. 7.30%, 08/15/2031		36	49,248
Marathon Oil Corp. 6.80%, 03/15/2032		34	44,707
Ovintiv Exploration, Inc. 5.625%, 07/01/2024		79	87,395
QEP Resources, Inc. 5.375%, 10/01/2022		1	530

			395,837

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		5	5,830

Technology – 0.6%
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		125	129,786
MSCI, Inc. 4.00%, 11/15/2029(a)		149	158,782
Nokia Oyj 3.375%, 06/12/2022		16	16,340
6.625%, 05/15/2039		64	88,081

			392,989

Transportation - Airlines – 0.6%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		60	70,591
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		45	50,231

	Principal Amount (000)		U.S. $ Value

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)	U.S.$	234	$254,644

			375,466

			2,530,237

Financial Institutions – 3.7%
Banking – 1.1%
Barclays Bank PLC 6.86%, 06/15/2032(a) (j)		15	19,769
CIT Group, Inc. 3.929%, 06/19/2024		37	38,858
Citigroup, Inc. Series T 6.25%, 08/15/2026(j)		38	44,346
Series U 5.00%, 09/12/2024(j)		70	73,828
Series V 4.70%, 01/30/2025(j)		41	42,407
Series W 4.00%, 12/10/2025(j)		18	18,634
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(j)		44	44,568
JPMorgan Chase & Co. Series FF 5.00%, 08/01/2024(j)		80	84,375
Series HH 4.60%, 02/01/2025(j)		49	50,685
Lloyds Banking Group PLC 6.00%, 06/07/2032(j)	GBP	8	10,509
Natwest Group PLC 8.625%, 08/15/2021(j)	U.S.$	117	116,768
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(j)		111	115,254

			660,001

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(j)		58	64,707

Finance – 0.5%
Aircastle Ltd. 2.85%, 01/26/2028(a)		2	2,053
5.25%, 08/11/2025(a)		148	167,028
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		2	2,022
3.50%, 11/01/2027(a)		18	19,137
4.125%, 08/01/2025(a)		16	17,431
4.375%, 01/30/2024(a)		36	38,658

	Principal Amount (000)		U.S. $ Value

4.875%, 10/01/2025(a)	U.S.$	6	$6,702
5.50%, 12/15/2024(a)		41	46,478

			299,509

Insurance – 1.4%
ACE Capital Trust II 9.70%, 04/01/2030		20	30,290
Centene Corp. 2.50%, 03/01/2031		453	453,437
2.625%, 08/01/2031		43	43,042
3.00%, 10/15/2030		100	104,021
5.375%, 08/15/2026(a)		82	85,453
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		61	80,863
Prudential Financial, Inc. 5.20%, 03/15/2044		20	21,560
5.625%, 06/15/2043		50	53,531

			872,197

REITs – 0.6%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		70	75,345
5.00%, 10/15/2027		122	129,061
5.25%, 08/01/2026		40	40,806
Office Properties Income Trust 4.50%, 02/01/2025		27	29,304
Vornado Realty LP 3.40%, 06/01/2031		76	79,959

			354,475

			2,250,889

Total Corporates - Investment Grade (cost $4,366,590)			4,781,126

BANK LOANS – 4.0%
Industrial – 3.6%
Basic – 0.0%
Nouryon Finance B.V. (fka AkzoNobel) 2.835% (LIBOR 1 Month + 2.75%), 10/01/2025(l)		8	7,875

Capital Goods – 0.3%
ACProducts Holdings, Inc. 4.75% (LIBOR 3 Month + 4.25%), 05/17/2028(l)		99	98,273
Apex Tool Group, LLC 6.50% (LIBOR 1 Month + 5.25%), 08/01/2024(l)		57	56,618
Granite US Holdings Corporation 4.147% (LIBOR 3 Month + 4.00%), 09/30/2026(b) (l)		55	54,895

			209,786

	Principal Amount (000)			U.S. $ Value

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 6.00% (LIBOR 2 Month + 5.25%), 10/28/2027(l)	U.S.$	38		$37,992
Clear Channel Outdoor Holdings, Inc. 3.607% (LIBOR 2 Month + 3.50%), 08/21/2026(l)		0	**	29
3.629% (LIBOR 3 Month + 3.50%), 08/21/2026(l)		12		11,407
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.092% (LIBOR 1 Month + 3.00%), 05/01/2026(l)		18		17,504
Univision Communications, Inc. 3.75% (LIBOR 1 Month + 2.75%), 03/15/2024(l)		52		51,877

				118,809

Communications - Telecommunications – 0.6%
Crown Subsea Communications Holding, Inc. 5.75% (LIBOR 1 Month + 5.00%), 04/27/2027(l)		63		63,149
DIRECTV Financing, LLC 07/22/2027(m)		60		59,858
Intrado Corporation 5.00% (LIBOR 3 Month + 4.00%), 10/10/2024(l)		26		25,025
Proofpoint, Inc. 06/08/2029(b) (m)		120		121,500
Zacapa SARL 4.703% (LIBOR 3 Month + 4.50%), 07/02/2025(l)		99		99,309

				368,841

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.342% (LIBOR 1 Month + 3.25%), 04/30/2026(l)		45		45,028

Consumer Cyclical - Entertainment – 0.0%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.75% (LIBOR 1 Month + 3.00%), 04/01/2024(l)		24		23,862

Consumer Cyclical - Other – 0.2%
Caesars Resort Collection, LLC 2.842% (LIBOR 1 Month + 2.75%), 12/23/2024(l)		37		37,017
Flutter Entertainment PLC 2.397% (LIBOR 2 Month + 2.25%), 07/21/2026(l)		4		4,072

	Principal Amount (000)		U.S. $ Value

Golden Nugget Online Gaming, Inc. 13.00% (LIBOR 3 Month + 12.00%), 10/04/2023(b) (l)	U.S.$	1	$830
Scientific Games International, Inc. 2.842% (LIBOR 1 Month + 2.75%), 08/14/2024(l)		78	76,933

			118,852

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.75% (LIBOR 3 Month + 2.75%), 02/05/2025(l)		6	6,011
Whatabrands LLC 2.839% (LIBOR 1 Month + 2.75%), 07/31/2026(l)		14	14,041

			20,052

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 5.00% (LIBOR 3 Month + 4.25%), 03/06/2028(l)		17	16,817
PetSmart LLC 4.50% (LIBOR 3 Month + 3.75%), 02/11/2028(l)		80	79,920

			96,737

Consumer Non-Cyclical – 0.8%
Aldevron, L.L.C. 4.25% (LIBOR 1 Month + 3.25%), 10/12/2026(l)		66	66,138
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.842% (LIBOR 1 Month + 7.75%), 09/26/2025(l)		24	23,625
Arbor Pharmaceuticals, LLC 6.00% (LIBOR 3 Month + 5.00%), 07/05/2023(l)		77	76,195
Envision Healthcare Corporation 3.842% (LIBOR 1 Month + 3.75%), 10/10/2025(l)		28	23,777
Gainwell Acquisition Corp. 4.75% (LIBOR 3 Month + 4.00%), 10/01/2027(l)		40	39,763
Global Medical Response, Inc. (fka Air Medical) 5.25% (LIBOR 3 Month + 4.25%), 03/14/2025(l)		16	15,708
Kronos Acquisition Holdings, Inc. 4.25% (LIBOR 3 Month + 3.75%), 12/22/2026(l)		40	39,317

	Principal Amount (000)		U.S. $ Value

LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.842% (LIBOR 1 Month + 3.75%), 11/16/2025(l)	U.S.$	27	$27,090
Padagis LLC 5.25% (LIBOR 3 Month + 4.75%), 07/06/2028(b) (l)		30	30,037
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(l)		59	58,961
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.25% (LIBOR 3 Month + 5.50%), 12/15/2027(l)		90	90,082

			490,693

Energy – 0.2%
CITGO Petroleum Corporation 7.25% (LIBOR 3 Month + 6.25%), 03/28/2024(l)		35	34,831
Enviva Holdings, LP 6.50% (LIBOR 3 Month + 5.50%), 02/17/2026(b) (l)		98	97,726

			132,557

Other Industrial – 0.1%
American Tire Distributors, Inc. 8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(l)		13	13,493
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(l)		2	1,511
Dealer Tire, LLC 4.342% (LIBOR 1 Month + 4.25%), 12/12/2025(l)		20	19,651
FCG Acquisitions, Inc. 7.25% (LIBOR 3 Month + 6.75%), 03/30/2029(b) (l)		30	29,850
Rockwood Service Corporation 4.092% (LIBOR 1 Month + 4.00%), 01/23/2027(b) (l)		3	3,284

			67,789

Services – 0.2%
Amentum Government Services Holdings LLC 3.592% (LIBOR 1 Month + 3.50%), 01/29/2027(l)		20	19,645
Garda World Security Corporation 4.34% (LIBOR 1 Month + 4.25%), 10/30/2026(l)		58	57,703
Parexel International Corporation 2.842% (LIBOR 1 Month + 2.75%), 09/27/2024(l)		9	8,783

	Principal Amount (000)			U.S. $ Value

Verscend Holding Corp. 4.092% (LIBOR 1 Month + 4.00%), 08/27/2025(l)	U.S.$	26		$26,106

				112,237

Technology – 0.7%
athenahealth, Inc. 4.41% (LIBOR 3 Month + 4.25%), 02/11/2026(l)		71		70,908
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 3.842% (LIBOR 1 Month + 3.75%), 10/02/2025(l)		58		57,577
Endurance International Group Holdings, Inc. 4.25% (LIBOR 3 Month + 3.50%), 02/10/2028(l)		74		72,736
Peraton Corp. 4.50% (LIBOR 1 Month + 3.75%), 02/01/2028(l)		34		33,546
Playtika Holding Corp. 2.842% (LIBOR 1 Month + 2.75%), 03/13/2028(l)		60		59,364
Presidio Holdings Inc. 3.60% (LIBOR 1 Month + 3.50%), 01/22/2027(l)		1		819
3.630% (LIBOR 3 Month + 3.50%), 01/22/2027(l)		14		14,176
Veritas US Inc. 6.00% (LIBOR 3 Month + 5.00%), 09/01/2025(l)		84		84,391

				393,517

				2,206,635

Financial Institutions – 0.3%
Insurance – 0.3%
Cross Financial Corp. 4.75% (LIBOR 1 Month + 4.00%), 09/15/2027(l)		45		44,887
Hub International Limited 4.000% (LIBOR 2 Month + 3.25%), 04/25/2025(l)		0	**	168
4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(l)		67		66,888
Jones DesLauriers Insurance Management, Inc. 8.000% (CDOR 3 Month + 7.50%), 03/26/2029(b) (l)		50		40,116

	Principal Amount (000)		U.S. $ Value

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.842% (LIBOR 1 Month + 3.75%), 09/03/2026(l)	U.S.$	50	$49,321

			201,380

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 4.75% (LIBOR 3 Month + 3.75%), 11/09/2026(l)		53	51,085

Total Bank Loans (cost $2,443,074)			2,459,100

EMERGING MARKETS - CORPORATE BONDS – 1.4%
Industrial – 1.3%
Basic – 0.2%
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		73	78,855
First Quantum Minerals Ltd. 7.25%, 04/01/2023(a)		58	59,390

			138,245

Communications - Telecommunications – 0.3%
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		200	209,928

Consumer Cyclical - Other – 0.8%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		236	243,965
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		209	215,813

			459,778

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b) (c) (f) (g)		17	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b) (c) (f) (g)		9	0

			0

Consumer Non-Cyclical – 0.0%
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (c) (d) (f) (g) (i)		2	21
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d) (e) (g)		96	964

			985

			808,936

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LLC 6.125%, 03/01/2026(g)	U.S.$	28	$28,823

Total Emerging Markets - Corporate Bonds (cost $936,543)			837,759

	Shares

COMMON STOCKS – 1.0%
Energy – 0.5%
Energy Equipment & Services – 0.0%
Vantage Drilling International(d)		247	766

Oil, Gas & Consumable Fuels – 0.5%
Berry Corp.		5,250	29,137
Bonanza Creek Energy, Inc.		523	20,120
CHC Group LLC(d) (n)		9,365	318
Denbury, Inc.(d)		679	44,617
Diamond Offshore Drilling, Inc.(c) (d)		5,350	31,030
Diamond Offshore Drilling, Inc.(c) (d) (g)		1,142	6,624
Edcon Ltd.(b) (c)		8,218	0
Global Partners LP/MA		1,004	26,917
Gulfport Energy Operating Corp.(d)		2,061	140,766
K201640219 South Africa Ltd. A Shares(b) (c) (d)		191,574	0
K201640219 South Africa Ltd. B Shares(b) (c) (d)		30,276	0
Paragon Offshore Ltd. - Class A(b) (d)		267	27
Paragon Offshore Ltd. - Class B(b) (d)		401	4,010
SandRidge Energy, Inc.(d)		5	30
Whiting Petroleum Corp.(d)		142	6,660

			310,256

			311,022

Consumer Discretionary – 0.2%
Auto Components – 0.2%
ATD New Holdings, Inc.(b) (d)		1,009	60,372
Exide Corp.(b) (c)		7	15,225

			75,597

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(d)		151	13,191

			88,788

Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Southeastern Grocers, Inc.(b) (c) (d)		3,584	71,680

Company	Shares		U.S. $ Value

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(d)		1,385	$33,545
Monitronics International, Inc.(d)		578	5,254

			38,799

Communication Services – 0.1%
Media – 0.1%
DISH Network Corp. - Class A(d)		100	4,189
iHeartMedia, Inc. - Class A(d)		1,045	27,013

			31,202

Materials – 0.0%
Containers & Packaging – 0.0%
Westrock Co.		6	295

Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(b) (c) (d)		21,027	0
Neenah Enterprises, Inc.(b) (c) (d)		4,481	0
Ryerson Holding Corp.(d)		1,329	20,905

			20,905

			21,200

Industrials – 0.0%
Construction & Engineering – 0.0%
WillScot Mobile Mini Holdings Corp.(d)		508	14,585

Total Common Stocks (cost $759,951)			577,276

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 0.7%
Mexico – 0.1%
Mexican Bonos Series M 5.75%, 03/05/2026	MXN	1,202	58,685
Series M 20 10.00%, 12/05/2024		480	26,871

			85,556

Russia – 0.1%
Russian Federal Bond - OFZ Series 6217 7.50%, 08/18/2021	RUB	3,986	54,506

United States – 0.5%
U.S. Treasury Notes 2.75%, 05/31/2023	U.S.$	300	314,109

Total Governments - Treasuries (cost $461,199)			454,171

Company	Shares		U.S. $ Value

PREFERRED STOCKS – 0.4%
Industrial – 0.3%
Consumer Cyclical - Automotive – 0.1%
Exide International Holdings LP 0.00%(b) (c) (d) (g)		39	$31,395

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		490	8,943

Energy – 0.1%
Gulfport Energy Operating Corp. 10.00% (10.00% Cash or 15.00% PIK)(b) (f) (h) (j)		4	19,200
Targa Resources Corp. Series A 9.50%		70	74,826

			94,026

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		1,425	44,246

			178,610

Financial Institutions – 0.1%
Capital Markets – 0.1%
Ladenburg Thalmann Financial Services, Inc. Series A 8.00%		2,175	40,085

Total Preferred Stocks (cost $168,855)			218,695

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.1%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047(a)	U.S.$	56	56,619

Home Equity Loans - Fixed Rate – 0.1%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/2035		24	24,527
GSAA Home Equity Trust Series 2006-6, Class AF5 6.24%, 03/25/2036		62	26,067

			50,594

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.479%, 05/25/2037		9	8,869

Total Asset-Backed Securities (cost $128,276)			116,082

	Principal Amount (000)			U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.339% (LIBOR 1 Month + 4.25%), 11/25/2023(k)	U.S.$	25		$25,709
Series 2014-HQ2, Class M3 3.839% (LIBOR 1 Month + 3.75%), 09/25/2024(k)		36		36,710
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.489% (LIBOR 1 Month + 4.40%), 01/25/2024(k)		7		6,774
Series 2015-C03, Class 2M2 5.089% (LIBOR 1 Month + 5.00%), 07/25/2025(k)		0	**	300

				69,493

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		4		3,022
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		4		2,742

				5,764

Total Collateralized Mortgage Obligations (cost $75,899)				75,257

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.484%, 07/10/2047(a)		15		14,742
GS Mortgage Securities Trust Series 2014-GC18, Class D 4.988%, 01/10/2047(a)		29		7,483
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.886%, 01/15/2047(a)		29		29,316

Total Commercial Mortgage-Backed Securities (cost $71,330)				51,541

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 0.1%
Funds and Investment Trusts – 0.1%
iShares MSCI Global Metals & Mining Producers ETF(o) (cost $27,153)		805	$38,197

	Principal Amount (000)

EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2023 7.75%, 02/28/2023 (cost $20,976)	ZAR	283	20,081

	Shares

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(d)		1,210	6,050
Battalion Oil Corp., expiring 10/08/2022(b) (c) (d)		3	0
Battalion Oil Corp., expiring 10/08/2022(b) (c) (d)		2	0
Battalion Oil Corp., expiring 10/08/2022(b) (c) (d)		4	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(d)		1,980	36
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(d)		831	14
Willscot Corp., expiring 11/29/2022(b) (c) (d)		787	10,739

Total Warrants (cost $13,125)			16,839

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b) (d) (cost $0)		3,442	4,382

SHORT-TERM INVESTMENTS – 6.7%
Investment Companies – 6.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(o) (p) (q) (cost $4,104,718)		4,104,718	4,104,718

Total Investments – 101.1% (cost $59,740,886)(r)			61,531,005
Other assets less liabilities – (1.1)%			(696,044)

Net Assets – 100.0%			$60,834,961

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	1	September 2021	$111,080	$990
S&P 500 E-Mini Futures	1	September 2021	219,475	10,697
U.S. T-Note 5 Yr (CBT) Futures	12	September 2021	1,493,344	12,391
U.S. T-Note 10 Yr (CBT) Futures	18	September 2021	2,420,156	48,938
Sold Contracts
EURO-OAT Futures	1	September 2021	192,267	(4,520)

				$68,496

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	1,675	USD	2,055	08/03/2021	$67,834
Bank of America, NA	RUB	4,120	USD	55	09/30/2021	(587)
Brown Brothers Harriman & Co.	EUR	199	USD	240	08/03/2021	4,033
Brown Brothers Harriman & Co.	EUR	217	USD	257	08/03/2021	(1,039)
Brown Brothers Harriman & Co.	USD	124	EUR	104	08/03/2021	(1,044)
Brown Brothers Harriman & Co.	MXN	1,348	USD	67	08/27/2021	(769)
Brown Brothers Harriman & Co.	CAD	65	USD	52	09/24/2021	(159)
Deutsche Bank AG	EUR	1,988	USD	2,362	11/08/2021	(913)

						$67,356

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	2.49%	USD	322	$31,298	$(322)	$31,620
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	2.75	USD	123	11,896	3,708	8,188
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.93	USD	1,048	101,855	93,313	8,542
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	1.18	USD	160	12,410	(6,997)	19,407
iTraxx Europe Crossover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.36	EUR	330	49,306	38,925	10,381

						$206,765	$128,627	$78,138

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,770	03/06/2023	3 Month LIBOR	2.714%	Quarterly/ Semi-Annual	$89,710	$—	$89,710
USD	2,835	09/02/2025	2.248%	3 Month LIBOR	Semi-Annual/ Quarterly	(207,639)	(8,311)	(199,328)
USD	961	01/15/2026	1.978%	3 Month LIBOR	Semi-Annual/ Quarterly	(54,024)	5,398	(59,422)
USD	651	02/16/2026	1.625%	3 Month LIBOR	Semi-Annual/ Quarterly	(30,653)	7,434	(38,087)
USD	150	03/31/2026	1.693%	3 Month LIBOR	Semi-Annual/ Quarterly	(7,336)	—	(7,336)
USD	100	05/03/2026	1.770%	3 Month LIBOR	Semi-Annual/ Quarterly	(5,116)	—	(5,116)
USD	800	06/01/2026	1.714%	3 Month LIBOR	Semi-Annual/ Quarterly	(37,913)	32,362	(70,275)
USD	4,650	04/28/2027	3 Month LIBOR	2.330%	Quarterly/ Semi-Annual	403,876	16,658	387,218
USD	350	05/03/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(29,270)	112	(29,382)
USD	940	03/06/2028	2.876%	3 Month LIBOR	Semi-Annual/ Quarterly	(124,661)	—	(124,661)

						$(3,026)	$53,653	$(56,679)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	10.00%	USD	174	$78,304	$20,826	$57,478
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	(3.00)	Monthly	10.00	USD	192	50,653	19,322	31,331
Sale Contracts
BNP Paribas SA Altice France SA, 06/20/2024*	5.00	Quarterly	1.98	EUR	70	7,653	3,640	4,013
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	28	(12,616)	(3,310)	(9,306)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	67	(30,016)	(7,306)	(22,710)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.61	EUR	100	5,373	3,029	2,344
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	75	(19,793)	(4,807)	(14,986)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	252	(66,503)	(16,581)	(49,922)
Goldman Sachs International Avis Budget Car Rental LLC,
5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.33	USD	20	1,827	962	865
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.33	USD	10	913	307	606
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	158	(70,867)	(27,097)	(43,770)

						$(55,072)	$(11,015)	$(44,057)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx USD Contingent Convertible Liquid Developed Markets AT1	3 Month LIBOR	Quarterly	USD	583	09/20/2021	$2,948

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $38,375,330 or 63.1% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued by the Adviser.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2021.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of July 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Diamond Offshore Drilling, Inc.	04/23/2021	$19,989	$6,624	0.01%
Exide International Holdings LP 0.0%,	11/05/2020	29,328	31,395	0.05%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	03/13/2015- 06/30/2021	16,230	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	12/22/2016- 06/30/2021	9,176	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	36,767	0	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018- 06/04/2019	28,030	28,823	0.05%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019- 10/31/2020	4,100	21	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	96,161	964	0.00%

(h)	Convertible security.
(i)	Defaulted.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(l)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR or the LIBOR/CDOR floor rate plus a spread at July 31, 2021.

(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$127,430	$318	0.00%

(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	Affiliated investments.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,472,081 and gross unrealized depreciation of investments was $(1,565,760), resulting in net unrealized appreciation of $1,906,321.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

AB High Yield Portfolio

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$47,763,407	$12,374	#	$47,775,781
Corporates - Investment Grade	-0-	4,781,126	-0-		4,781,126
Bank Loans	-0-	2,080,862	378,238		2,459,100
Emerging Markets - Corporate Bonds	-0-	837,738	21	#	837,759
Common Stocks	388,308	37,654	151,314	#	577,276
Governments - Treasuries	-0-	454,171	-0-		454,171
Preferred Stocks	53,189	114,911	50,595		218,695
Asset-Backed Securities	-0-	116,082	-0-		116,082
Collateralized Mortgage Obligations	-0-	75,257	-0-		75,257
Commercial Mortgage-Backed Securities	-0-	51,541	-0-		51,541
Investment Companies	38,197	-0-	-0-		38,197
Emerging Markets - Treasuries	-0-	20,081	-0-		20,081
Warrants	6,100	-0-	10,739	#	16,839
Rights	-0-	-0-	4,382		4,382
Short-Term Investments:
Investment Companies	4,104,718	-0-	-0-		4,104,718

Total Investments in Securities	4,590,512	56,332,830	607,663		61,531,005
Other Financial Instruments*:
Assets
Futures	73,016	-0-	-0-		73,016
Forward Currency Exchange Contracts	-0-	71,867	-0-		71,867
Centrally Cleared Credit Default Swaps	-0-	206,765	-0-		206,765
Centrally Cleared Interest Rate Swaps	-0-	493,586	-0-		493,586
Credit Default Swaps	-0-	144,723	-0-		144,723
Total Return Swaps	-0-	2,948	-0-		2,948
Liabilities
Futures	(4,520)	-0-	-0-		(4,520)
Forward Currency Exchange Contracts	-0-	(4,511)	-0-		(4,511)
Centrally Cleared Interest Rate Swaps	-0-	(496,612)	-0-		(496,612)
Credit Default Swaps	-0-	(199,795)	-0-		(199,795)

Total	$4,659,008	$56,551,801	$607,663		$61,818,472

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the seven months ended July 31, 2021 is as follows:

Fund	Market Value 12/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$148	$25,984	$22,027	$4,105	$0	*

*	Amount is less than $500.